7. SHORT-TERM DEBT, NET (Tables)	12 Months Ended
Dec. 31, 2016
Short-term Debt Net Tables
Schedule of short term debt
As of December 31, 2016
Acacia International Ltd	$300,000
Conquistador Shipping Corporation	1,000,000
Cancellation loan fee	110,000
Total short-term debt	1,410,000
Debt discount	(30,000)
Amortization of debt discount	1,989
Total short-term debt, net	$1,381,989